JPT
Nuveen Preferred and Income 2022 Term Fund
Portfolio of Investments    October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 122.2% (99.1% of Total Investments)
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 84.3% (68.3% of Total Investments)
	Automobiles – 2.4%
$450	General Motors Financial Co Inc	5.700%	N/A (3)	BB+	$465,750
3,504	General Motors Financial Co Inc	5.750%	N/A (3)	BB+	3,421,109
	Total Automobiles				3,886,859
	Banks – 32.7%
855	Bank of America Corp	6.250%	N/A (3)	BBB	929,812
1,645	Bank of America Corp	6.500%	N/A (3)	BBB	1,839,118
1,675	Bank of America Corp	6.300%	N/A (3)	BBB	1,901,125
1,695	Barclays Bank PLC, 144A	10.179%	6/12/21	BBB+	1,784,888
625	CIT Group Inc	5.800%	N/A (3)	Ba3	620,313
2,932	Citigroup Inc	5.950%	N/A (3)	BBB-	3,072,736
1,735	Citigroup Inc	6.300%	N/A (3)	BBB-	1,801,025
1,430	Citigroup Inc	6.250%	N/A (3)	BBB-	1,597,424
1,500	Citigroup Inc	5.000%	N/A (3)	BBB-	1,506,457
890	Citizens Financial Group Inc	6.375%	N/A (3)	BB+	891,050
833	CoBank ACB, 144A	6.250%	N/A (3)	BBB+	882,980
1,000	Commerzbank AG, 144A	8.125%	9/19/23	Baa3	1,147,831
1,610	Farm Credit Bank of Texas, 144A	5.700%	N/A (3)	Baa1	1,732,360
550	Fifth Third Bancorp	4.500%	N/A (3)	Baa3	555,500
770	Huntington Bancshares Inc/OH	4.450%	N/A (3)	Baa3	766,150
1,765	Huntington Bancshares Inc/OH	5.625%	N/A (3)	Baa3	1,974,594
2,270	JPMorgan Chase & Co	5.000%	N/A (3)	BBB+	2,270,000
805	JPMorgan Chase & Co	6.100%	N/A (3)	BBB+	845,542
3,585	JPMorgan Chase & Co	6.750%	N/A (3)	BBB+	3,919,690
3,745	Lloyds Bank PLC, 144A	12.000%	N/A (3)	Baa3	4,186,086
1,220	M&T Bank Corp	5.125%	N/A (3)	Baa2	1,279,981
465	M&T Bank Corp	6.450%	N/A (3)	Baa2	498,713
525	PNC Financial Services Group Inc	6.750%	N/A (3)	Baa2	536,025
1,266	PNC Financial Services Group Inc	5.000%	N/A (3)	Baa2	1,353,418
675	Regions Financial Corp	5.750%	N/A (3)	BB+	723,094
640	Truist Financial Corp	4.950%	N/A (3)	Baa2	678,400
4,565	Truist Financial Corp	4.800%	N/A (3)	Baa2	4,602,205
835	Truist Financial Corp	5.050%	N/A (3)	Baa2	817,966

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Banks (continued)
$400	USB Realty Corp, (3-Month LIBOR reference rate + 1.147% spread), 144A, (4)	1.384%	N/A (3)	A3	$310,200
1,210	Wachovia Capital Trust III	5.570%	N/A (3)	Baa2	1,211,452
805	Wells Fargo & Co	7.950%	11/15/29	Baa1	1,066,789
1,560	Wells Fargo & Co	5.900%	N/A (3)	Baa2	1,573,601
2,040	Wells Fargo & Co	5.875%	N/A (3)	Baa2	2,188,677
355	Zions Bancorp NA	5.800%	N/A (3)	BB+	343,463
355	Zions Bancorp NA	7.200%	N/A (3)	BB+	367,070
	Total Banks				51,775,735
	Capital Markets – 5.9%
610	Bank of New York Mellon Corp	4.700%	N/A (3)	Baa1	652,700
2,175	Charles Schwab Corp	5.375%	N/A (3)	BBB	2,381,625
1,250	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,825,000
993	Goldman Sachs Group Inc, (3-Month LIBOR reference rate + 3.922% spread), (4)	4.165%	N/A (3)	BBB-	978,105
1,934	Goldman Sachs Group Inc	5.300%	N/A (3)	BBB-	2,059,710
1,328	Goldman Sachs Group Inc	5.500%	N/A (3)	BBB-	1,424,280
	Total Capital Markets				9,321,420
	Commercial Services & Supplies – 1.3%
2,285	AerCap Global Aviation Trust, 144A	6.500%	6/15/45	BB+	2,022,225
	Consumer Finance – 0.3%
575	Capital One Financial Corp, (3-Month LIBOR reference rate + 3.800% spread), (4)	4.046%	N/A (3)	Baa3	524,688
	Diversified Financial Services – 4.3%
2	Compeer Financial ACA, 144A, (5)	6.750%	N/A (3)	BB+	2,080,000
1,055	Discover Financial Services	6.125%	N/A (3)	Ba2	1,137,290
1,130	Equitable Holdings Inc	4.950%	N/A (3)	BBB-	1,163,900
2,360	Voya Financial Inc	6.125%	N/A (3)	BBB-	2,424,900
	Total Diversified Financial Services				6,806,090
	Electric Utilities – 3.5%
1,170	Electricite de France SA, 144A	5.250%	N/A (3)	BBB	1,212,822
3,320	Emera Inc	6.750%	6/15/76	BB+	3,676,900
695	Southern Co	4.000%	1/15/51	BBB	706,758
	Total Electric Utilities				5,596,480
	Food Products – 5.0%
2,100	Dairy Farmers of America Inc, 144A	7.125%	N/A (3)	BB+	1,920,904
2,775	Land O' Lakes Inc, 144A	7.000%	N/A (3)	BB	2,497,500
2,120	Land O' Lakes Inc, 144A	7.250%	N/A (3)	BB	1,971,600

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$1,550	Land O' Lakes Inc, 144A	8.000%	N/A (3)	BB	$1,534,500
	Total Food Products				7,924,504
	Independent Power & Renewable Electricity Producers – 0.7%
355	AES Gener SA, 144A	7.125%	3/26/79	BB	367,014
725	AES Gener SA, 144A	6.350%	10/07/79	BB	730,256
	Total Independent Power & Renewable Electricity Producers				1,097,270
	Industrial Conglomerates – 1.8%
3,537	General Electric Co	5.000%	N/A (3)	BBB-	2,890,171
	Insurance – 20.3%
780	Aegon NV	5.500%	4/11/48	Baa1	848,083
1,530	American International Group Inc	5.750%	4/01/48	Baa2	1,714,432
3,125	Assurant Inc	7.000%	3/27/48	BB+	3,401,969
5,390	Assured Guaranty Municipal Holdings Inc, 144A	6.400%	12/15/66	BBB+	5,274,079
1,500	AXA SA	8.600%	12/15/30	A3	2,310,096
1,305	AXIS Specialty Finance LLC	4.900%	1/15/40	BBB	1,320,007
970	Enstar Finance LLC	5.750%	9/01/40	BB+	985,629
1,685	Markel Corp	6.000%	N/A (3)	BBB-	1,790,313
900	MetLife Inc, 144A	9.250%	4/08/38	BBB	1,296,492
1,060	MetLife Inc	3.850%	N/A (3)	BBB	1,063,032
1,205	MetLife Inc	5.875%	N/A (3)	BBB	1,335,791
770	PartnerRe Finance B LLC	4.500%	10/01/50	Baa1	770,277
1,670	Provident Financing Trust I	7.405%	3/15/38	BB+	1,900,850
505	Prudential Financial Inc	3.700%	10/01/50	BBB+	516,363
3,535	QBE Insurance Group Ltd, 144A	7.500%	11/24/43	Baa1	3,965,157
818	QBE Insurance Group Ltd, Reg S	6.750%	12/02/44	BBB	911,358
530	QBE Insurance Group Ltd, 144A	5.875%	N/A (3)	Baa2	565,775
2,580	SBL Holdings Inc, 144A	7.000%	N/A (3)	BB	2,141,400
	Total Insurance				32,111,103
	Multi-Utilities – 2.7%
1,540	CenterPoint Energy Inc	6.125%	N/A (3)	BBB-	1,558,109
215	CMS Energy Corp	4.750%	6/01/50	Baa2	229,825
1,529	NiSource Inc	5.650%	N/A (3)	BBB-	1,529,000
930	Sempra Energy	4.875%	N/A (3)	BBB-	967,200
	Total Multi-Utilities				4,284,134
	Oil, Gas & Consumable Fuels – 1.5%
1,380	Enbridge Inc	5.750%	7/15/80	BBB-	1,406,566
465	MPLX LP	6.875%	N/A (3)	BB+	390,675

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$498	Transcanada Trust	5.500%	9/15/79	BBB	$510,171
	Total Oil, Gas & Consumable Fuels				2,307,412
	Trading Companies & Distributors – 0.8%
1,705	AerCap Holdings NV	5.875%	10/10/79	BB+	1,350,036
	U.S. Agency – 0.4%
615	Farm Credit Bank of Texas, 144A	6.200%	N/A (3)	BBB+	615,000
	Wireless Telecommunication Services – 0.7%
905	Vodafone Group PLC	7.000%	4/04/79	BB+	1,074,070
	Total $1,000 Par (or similar) Institutional Preferred (cost $131,048,080)				133,587,197

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 36.8% (29.9% of Total Investments)
	Banks – 10.4%
21,700	Bank of America Corp	4.375%	BBB	$542,500
1,468	Citigroup Inc	7.125%	BBB-	41,515
16,050	CoBank ACB, 144A, (5)	6.250%	BBB+	1,677,225
34,640	CoBank ACB, (5)	6.200%	BBB+	3,671,840
15,000	Farm Credit Bank of Texas, 144A, (5)	6.750%	Baa1	1,605,000
49,966	Fifth Third Bancorp	6.625%	Baa3	1,413,039
50,000	Huntington Bancshares Inc/OH	6.250%	Baa3	1,281,000
14,200	KeyCorp	6.125%	Baa3	401,434
100,000	Regions Financial Corp	6.375%	BB+	2,840,000
14,300	Regions Financial Corp	5.700%	BB+	392,535
25,994	Synovus Financial Corp	5.875%	BB-	669,865
29,500	Truist Financial Corp	4.750%	Baa2	769,655
16,400	Wells Fargo & Co	4.750%	Baa2	409,672
30,483	Wintrust Financial Corp	6.875%	BB	811,457
	Total Banks			16,526,737
	Capital Markets – 3.9%
7,777	Goldman Sachs Group Inc	5.500%	Ba1	203,835
42,974	Morgan Stanley	7.125%	Baa3	1,235,502
69,451	Morgan Stanley	6.875%	Baa3	1,940,461
54,400	Morgan Stanley	5.850%	Baa3	1,532,992
23,100	Morgan Stanley	6.375%	Baa3	652,806
22,821	State Street Corp	5.350%	Baa1	647,204
	Total Capital Markets			6,212,800
	Consumer Finance – 1.0%
40,000	GMAC Capital Trust I	6.065%	BB-	1,029,600

Shares	Description (1)	Coupon	Ratings (2)	Value
	Consumer Finance (continued)
19,400	Synchrony Financial	5.625%	BB-	$486,746
	Total Consumer Finance			1,516,346
	Diversified Financial Services – 4.4%
32,213	AgriBank FCB, (5)	6.875%	BBB+	3,462,898
26,200	Equitable Holdings Inc	5.250%	BBB-	662,598
99,201	Voya Financial Inc	5.350%	BBB-	2,816,316
	Total Diversified Financial Services			6,941,812
	Diversified Telecommunication Services – 0.3%
18,900	AT&T Inc	4.750%	BBB	477,981
	Food Products – 3.6%
26,859	CHS Inc	7.875%	N/R	751,246
68,707	CHS Inc	7.100%	N/R	1,885,320
31,132	CHS Inc	6.750%	N/R	824,687
81,867	CHS Inc	7.500%	N/R	2,293,913
	Total Food Products			5,755,166
	Insurance – 9.4%
63,100	American Equity Investment Life Holding Co	5.950%	BB	1,571,190
32,800	American Equity Investment Life Holding Co	6.625%	BB	854,768
72,109	Aspen Insurance Holdings Ltd	5.950%	BB+	1,888,535
74,900	Aspen Insurance Holdings Ltd	5.625%	BB+	1,912,946
74,500	Athene Holding Ltd	6.350%	BBB-	1,995,110
41,700	Athene Holding Ltd	6.375%	BBB-	1,121,730
99,736	Delphi Financial Group Inc, (5)	3.470%	BBB	1,894,984
31,900	Enstar Group Ltd	7.000%	BB+	849,178
65,687	Maiden Holdings North America Ltd	7.750%	N/R	1,437,888
50,002	Reinsurance Group of America Inc	5.750%	BBB+	1,361,055
	Total Insurance			14,887,384
	Oil, Gas & Consumable Fuels – 1.7%
92,134	NuStar Energy LP	8.500%	B2	1,725,670
46,191	NuStar Energy LP	7.625%	B2	764,461
9,998	NuStar Logistics LP	6.971%	B	187,363
	Total Oil, Gas & Consumable Fuels			2,677,494
	Thrifts & Mortgage Finance – 1.7%
15,135	Federal Agricultural Mortgage Corp	6.000%	N/R	406,927
87,886	New York Community Bancorp Inc	6.375%	Ba2	2,278,884
	Total Thrifts & Mortgage Finance			2,685,811
	Trading Companies & Distributors – 0.4%
30,614	Air Lease Corp	6.150%	BB+	702,285
	Total $25 Par (or similar) Retail Preferred (cost $58,896,984)			58,383,816

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 1.1% (0.9% of Total Investments)
	Diversified Financial Services – 0.5%
$1,420	ILFC E-Capital Trust II, 144A	3.230%	12/21/65	BB+	$788,100
	Insurance – 0.6%
980	Fidelis Insurance Holdings Ltd, 144A	6.625%	4/01/41	BB+	980,735
$2,400	Total Corporate Bonds (cost $2,034,108)				1,768,835
	Total Long-Term Investments (cost $191,979,172)				193,739,848

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.2% (0.9% of Total Investments)
	REPURCHASE AGREEMENTS – 1.2% (0.9% of Total Investments)
$1,822	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/20, repurchase price $1,821,657, collateralized by $1,582,800 U.S. Treasury Notes, 0.375%, due 7/15/27, value $1,858,130	0.000%	11/02/20	$1,821,657
	Total Short-Term Investments (cost $1,821,657)			1,821,657
	Total Investments (cost $193,800,829) – 123.4%			195,561,505
	Borrowings – (24.2)% (6), (7)			(38,300,000)
	Other Assets Less Liabilities – 0.8% (8)			1,224,531
	Net Assets Applicable to Common Shares – 100%			$158,486,036
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	Short	(56)	12/20	$(7,779,514)	$(7,740,250)	$39,264	$10,500

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred	$ —	$133,587,197	$ —	$133,587,197
$25 Par (or similar) Retail Preferred	46,071,869	12,311,947	—	58,383,816
Corporate Bonds	—	1,768,835	—	1,768,835
Short-Term Investments:
Repurchase Agreements	—	1,821,657	—	1,821,657
Investments in Derivatives:
Futures Contracts*	39,264	—	—	39,264
Total	$46,111,133	$149,489,636	$ —	$195,600,769

*	Represents net unrealized appreciation (depreciation).

JPT	Nuveen Preferred and Income 2022 Term Fund (continued)
Portfolio of Investments October 31, 2020
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Perpetual security. Maturity date is not applicable.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Borrowings as a percentage of Total Investments is 19.6%.
(7)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.